Income Taxes - Deferred tax Assets and Liabilities (Parenthetical) (Details) - USD ($) $ in Millions		12 Months Ended
		Oct. 03, 2020	Sep. 28, 2019
Income Taxes [Line Items]
Deferred Tax Assets, operating Loss Carryforwards, Foreign	[1]	$ 3,137	$ 2,181
International Theme Parks
Income Taxes [Line Items]
Deferred Tax Assets, operating Loss Carryforwards, Foreign		1,400	1,000
Deferred Tax Assets, Tax Credit Carryforwards, Foreign		$ 700	$ 200
International Theme Parks | CHINA
Income Taxes [Line Items]
Net Operating Loss Carryforward, Period		5 years
International Theme Parks | UNITED STATES
Income Taxes [Line Items]
Tax Credit Carryforward, Period		10 years

[1]	As of October 3, 2020 and September 28, 2019, includes approximately $1.4 billion and $1.0 billion, respectively, of International Theme Park net operating losses and approximately $0.7 billion and $0.2 billion, respectively of foreign tax credits in the U.S. The International Theme Park net operating losses are primarily in France and, to a lesser extent, Hong Kong and China. Losses in France and Hong Kong have an indefinite carryforward period and losses in China have a five-year carryforward period. Foreign tax credits in the U.S. have a ten-year carryforward period.